EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY (Tables)	12 Months Ended
Dec. 31, 2020
EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY
Schedule of basic earnings per share

	For the year ended December 31
	2018	2019	2020
	(Restated)	(Restated)
Profit attributable to owners of the Company (in thousands of RMB)	709,397	853,102	741,004
Other equity instruments’ distribution reserved (in thousands of RMB)	(129,282)	(219,249)	(261,168)
Profit attributable to ordinary shares holders of the Company	580,115	633,853	479,836

Number of ordinary shares in issue (thousands) as of January 1	14,903,798	14,903,798	17,022,673
Effect of equity exchange arrangement	1,938,916	—	—
Issuance of share capital (thousands) (Note 17)	—	2,118,875	—
Weighted average number of ordinary shares in issuance	16,842,714	17,022,673	17,022,673

Basic earnings per share (RMB)	0.034	0.037	0.028